Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 002 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Text Block]
(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost		(e) Fair Value
	Allspring Special INTL SM CP I	Mutual fund	**		$216,486
	American Funds EUPAC R5E	Mutual fund	**		237,422
	Columbia Dividend Income FD S	Mutual fund	**		317,267
	Delaware Small Cap Value I	Mutual fund	**		167,490
	Franklin U.S. Govt Securities Adv	Mutual fund	**		244,166
*	Schwab S&P 500 Index Fund	Mutual fund	**		991,387
	Vanguard Midcap Index Instl Plus	Mutual fund	**		262,193
	Vanguard Small Cap Instl Plus	Mutual fund	**		218,925
	Vanguard Total Bnd Mkt Idx Instl	Mutual fund	**		551,534
	Vanguard Total Int'l Stk Idx InstlPl	Mutual fund	**		331,280
*	Schwab Ret Gvmnt Money Fund	Money market fund	**		62,033
*	Schwab U.S. Treasury Money Fund	Money market fund	**		502
	Allspring Core Bond CIT E2	Common collective trust	**		336,720
*	Schwab Index RET 2010 IV	Common collective trust	**		46,506
*	Schwab Index RET 2030 IV	Common collective trust	**		917,057
*	Schwab Index RET 2035 IV	Common collective trust	**		132,952
*	Schwab Index RET 2040 IV	Common collective trust	**		134,460
	Stephens Small Cap Growth CIT	Common collective trust	**		84,043
	TRP Blue Chip Growth Trust T4	Common collective trust	**		647,376
*	Novo Nordisk AS	Common stock	**		1,942,691
	Total Investments				$7,842,490

*	Notes receivable from participants	Loan (8.5% and maturities through 2029)			68,600
				$
					$7,911,090

	* Party-in-interest, as defined by ERISA
	** Cost information not required for participant directed investments